CONSOLIDATED INCOME STATEMENTS (unaudited) (parenthetical) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Weighted average number of shares outstanding (in shares)	488.2	488.2	488.2	488.2